6. Equity and Stock-based Compensation: Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Tables)	12 Months Ended
Mar. 31, 2017
Tables/Schedules
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
Risk free interest rate	0.57% to 0.58%
Expected life in years	4 years
Expected volatility	205.5 to 212.7%